COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended		241 Months Ended
	Dec. 31, 2021 USD ($) Site	Dec. 31, 2020 USD ($) Site	Apr. 30, 2022 USD ($)
Product Liability Contingency [Line Items]
Deferred grant funding	$ 2,662	$ 1,610
Number of sites for equipping Hyperfine portable point-of-care MRI system | Site	5	20
Grant awarded from the BMGF	$ 3,300
Grant awarded for provision and equipping	2,500
Expenses allocated	$ 1,000
Forecast
Product Liability Contingency [Line Items]
Grant awarded for other related deliverables			$ 800